THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account H

American Legacy® III B Share
American Legacy® III C Share
American Legacy® III View

As of October 30, 2015, the following contracts are not available for new sales:

•	American Legacy® III B Share
•	American Legacy® III C Share
•	American Legacy® III View

This supplement is for informational purposes and is not applicable to existing contract owners.